Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred income tax
Schedule of movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2019	121	(258)	(137)
(Charged)/credited to the income statement (note 7)	(7)	20	13
Credited to other comprehensive income	9	2	11
Exchange	—	1	1
At December 31, 2019	123	(235)	(112)
Credited/(charged) to the income statement (note 7)	5	(3)	2
Credited to other comprehensive income	—	—	—
Exchange	7	(12)	(5)
At December 31, 2020	135	(250)	(115)
Credited/(charged) to the income statement (note 7)	14	(22)	(8)
Charged to other comprehensive income	(5)	(12)	(17)
Exchange	(6)	10	4
At December 31, 2021	138	(274)	(136)

Schedule of components of deferred tax assets and liabilities

	At December 31,
	2021	2020
	$’m	$’m
Tax losses	10	3
Employee benefit obligations	40	46
Depreciation timing differences	54	52
Provisions	23	22
Other	11	12
	138	135
Available for offset	(67)	(47)
Deferred tax assets	71	88
Intangible assets	(128)	(159)
Accelerated depreciation and other fair value adjustments	(96)	(66)
Other	(50)	(25)
	(274)	(250)
Available for offset	67	47
Deferred tax liabilities	(207)	(203)

Schedule of Tax credit recognized in income statement

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
Tax losses	7	(3)	(1)
Employee benefit obligations	2	(6)	—
Depreciation timing differences	4	—	—
Provisions	2	5	(3)
Other deferred tax assets	(1)	9	(3)
Intangible assets	22	18	19
Accelerated depreciation and other fair value adjustments	(31)	(19)	(7)
Other deferred tax liabilities	(13)	(2)	8
	(8)	2	13